Stockholders' Equity and Stock-Based Compensation- Stock Option Valuation Assumptions (Q3) (Details) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Risk-free interest rate, minimum	1.00%	0.40%	0.60%	0.40%	0.40%	1.70%	2.70%
Risk-free interest rate, maximum	1.20%	0.50%	1.40%	1.60%	1.60%	2.60%	3.10%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility, Minimum	40.00%	44.00%	40.00%	39.00%	39.00%	38.00%	34.00%
Expected volatility Maximum	41.00%	45.00%	42.00%	45.00%	45.00%	40.00%	42.00%
Expected life (in years)	5 years 6 months	6 years 10 months 24 days	5 years 6 months	6 years 10 months 24 days	6 years 10 months 24 days	6 years 10 months 24 days	7 years 1 month 6 days
Weighted average fair value (in USD per share)	$ 4.62	$ 1.33	$ 6.45	$ 1.16